Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale.
Schedule of changes in foreclosed assets

Foreclosed Assets

Cost:
Balances at January 1, 2017	1,107
Additions	389
Disposals	(201)
Impairment losses	—
Balances at December 31, 2017	1,295
Additions	213
Disposals	(226)
Impairment losses	(5)
Balances at December 31, 2018	1,277